EQUITY (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Information About Warrant Activities and Additional Information Regarding Warrants Outstanding	The following table summarizes information about warrant activities for the years ended December 31, 2024, 2023 and 2022:

	Common Stock Warrants
	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2021	24,640,018	$7.36
Granted	237,500	$26.00
Exercised	(7,883,731)	$2.42
Forfeited	(655,974)	$7.50
Expired	(413,330)	$12.16
Outstanding at December 31, 2022	15,924,483	$9.98
Granted	1,233,284	$20.74
Exercised	(71,000)	$12.36
Forfeited	(1,119,703)	$5.50
Expired	(657,505)	$14.42
Outstanding at December 31, 2023	15,309,559	$11.26
Granted	4,085,625	$8.59
Exercised	(2,547,168)	$6.82
Forfeited	(1,806,063)	$5.50
Expired	(426,250)	$14.48
Outstanding at December 31, 2024	14,615,703	$11.91
Additional information regarding warrants outstanding as of December 31, 2024 and 2023 is as follows:

	Warrants to Purchase Common Stock
	Weighted Average Exercise Price	Expiration Date	Number of Warrants Outstanding
Issued with debt	$8.34	Jan 2025 - Aug 2032	4,020,471
Issued to employees, directors and service providers	$18.06	Jun 2025 - Mar 2030	3,862,703
Issued with common stock	$15.34	Apr 2026 - Dec 2027	1,613,778
Purchase of warrants	$14.50	Oct 2025 - Dec 2025	2,378,683
Issued to strategic investors under ERPs	$4.20	Apr 2025 - Sep 2027	2,740,068
Outstanding at December 31, 2024			14,615,703

	Warrants to Purchase Common Stock
	Weighted Average Exercise Price	Expiration Date	Number of Warrants Outstanding
Issued with debt	$14.24	Apr 2024 - Dec 2026	892,245
Issued to employees, directors and service providers	$17.22	Jan 2024 - Mar 2030	4,344,578
Issued with common stock	$15.26	Dec 2024 - Dec 2027	1,591,217
Purchase of warrants	$14.50	Oct 2025 - Dec 2025	2,378,683
Issued to strategic investors under ERPs	$4.28	Jun 2024 - Sep 2027	6,102,836
Outstanding at December 31, 2023			15,309,559
The outstanding warrants for each ERP series as of December 31, 2024 and 2023 are as follows:

	December 31,
	2024	2023
ERP I	—	—
ERP II	—	—
ERP III	—	1,556,706
ERP IV	1,610,929	1,610,929
ERP V	1,129,139	2,935,201
Total	2,740,068	6,102,836
The following table summarizes information about warrant activities for the nine months ended September 30, 2025 and 2024:

	Common Stock Warrants
	Number of Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2024	14,615,703	$11.91
Granted	6,793,575	$0.002
Exercised	(2,632,955)	$9.14
Forfeited	(100,000)	$14.00
Expired	(94,644)	$15.39
Outstanding at September 30, 2025	18,581,679	$7.92

Outstanding at December 31, 2023	15,309,547	$11.26
Granted	4,085,624	$8.60
Exercised	(2,507,168)	$6.64
Forfeited	(1,806,062)	$5.50
Expired	(386,250)	$14.16
Outstanding at September 30, 2024	14,695,691	$11.94
Additional information regarding warrants outstanding as of September 30, 2025 and December 31, 2024 is as follows:

	Warrants to Purchase Common Stock
	Weighted Average Exercise Price	Expiration Date	Number of Warrants Outstanding
Pre-funded warrant	$0.002	Perpetual	6,793,575
Issued with debt	$8.31	Jul 2026 - Aug 2032	4,002,972
Issued to employees, directors and service providers	$18.18	Jan 2026 - Mar 2030	2,663,529
Issued with common stock	$15.34	Apr 2026 - Dec 2027	1,613,781
Purchase of warrants	$14.50	Dec 2025 - Oct 2026	2,378,683
Issued to strategic investors under ERPs	$5.50	Aug 2027	1,129,139
Outstanding at September 30, 2025			18,581,679

	Warrants to Purchase Common Stock
	Weighted Average Exercise Price	Expiration Date	Number of Warrants Outstanding
Issued with debt	$8.34	Jan 2025 - Aug 2032	4,020,471
Issued to employees, directors and service providers	$18.06	Jun 2025 - Mar 2030	3,862,703
Issued with common stock	$15.34	Apr 2026 - Dec 2027	1,613,778
Purchase of warrants	$14.50	Oct 2025 - Dec 2025	2,378,683
Issued to strategic investors under ERPs	$4.20	Apr 2025 - Sep 2027	2,740,068
Outstanding at December 31, 2024			14,615,703
The number of outstanding ERP warrants as of September 30, 2025 and December 31, 2024 are as follows:

	September 30, 2025	December 31, 2024
ERP IV	—	1,610,929
ERP V	1,129,139	1,129,139
Total	1,129,139	2,740,068